WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 53.3%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.0%
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	$1,000,000	$1,018,525
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,180,000	1,338,308
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	3,710,000	4,139,273
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	1,642,000	1,993,672

Total Diversified Telecommunication Services				8,489,778

Interactive Media & Services - 0.3%
Alphabet Inc., Senior Notes	0.450%	8/15/25	810,000	808,465
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	1,770,000	1,847,021	(a)

Total Interactive Media & Services				2,655,486

Media - 2.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	2,365,000	2,505,112
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,340,000	3,865,789
Comcast Corp., Senior Notes	3.100%	4/1/25	2,050,000	2,261,555
Comcast Corp., Senior Notes	3.950%	10/15/25	4,060,000	4,665,276
Comcast Corp., Senior Notes	3.150%	3/1/26	160,000	178,893
DISH DBS Corp., Senior Notes	5.875%	11/15/24	540,000	554,561
Fox Corp., Senior Notes	4.030%	1/25/24	1,350,000	1,487,622
Interpublic Group of Cos Inc., Senior Notes	3.750%	10/1/21	1,620,000	1,671,733
Prosus NV, Senior Notes	5.500%	7/21/25	570,000	655,557	(b)
Prosus NV, Senior Notes	4.850%	7/6/27	1,150,000	1,314,036	(b)
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	1,750,000	1,756,856

Total Media				20,916,990

Wireless Telecommunication Services - 0.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	732,500	741,850	(b)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	2,370,000	2,602,971	(b)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,140,000	1,245,701

Total Wireless Telecommunication Services				4,590,522

TOTAL COMMUNICATION SERVICES				36,652,776

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	1

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 1.2%
BMW US Capital LLC, Senior Notes	2.950%	4/14/22	$3,090,000	$3,203,122	(b)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,143,187
General Motors Financial Co. Inc., Senior Notes	3.550%	4/9/21	2,650,000	2,685,383
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	1,600,000	1,623,084	(b)

Total Automobiles				9,654,776

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp., Senior Notes	2.625%	1/15/22	400,000	411,808
McDonald’s Corp., Senior Notes	3.300%	7/1/25	950,000	1,057,956
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,050,000	2,117,375
McDonald’s Corp., Senior Notes	3.700%	1/30/26	1,430,000	1,630,705
McDonald’s Corp., Senior Notes	3.500%	3/1/27	30,000	34,014

Total Hotels, Restaurants & Leisure				5,251,858

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	660,000	663,555
Amazon.com Inc., Senior Notes	0.800%	6/3/25	620,000	628,443

Total Internet & Direct Marketing Retail				1,291,998

Multiline Retail - 0.3%
Dollar General Corp., Senior Notes	3.250%	4/15/23	30,000	31,845
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	2,660,000	2,862,272

Total Multiline Retail				2,894,117

Specialty Retail - 0.8%
Home Depot Inc., Senior Notes	3.250%	3/1/22	1,480,000	1,541,868
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	2,500,000	2,841,041
Target Corp., Senior Notes	2.250%	4/15/25	1,540,000	1,652,600
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	230,000	256,434

Total Specialty Retail				6,291,943

Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc., Senior Notes	2.400%	3/27/25	1,410,000	1,516,361

TOTAL CONSUMER DISCRETIONARY				26,901,053

CONSUMER STAPLES - 3.1%
Beverages - 0.4%
Coca-Cola Co., Senior Notes	1.875%	10/27/20	3,320,000	3,323,866

Food & Staples Retailing - 0.7%
Kroger Co., Senior Notes	3.400%	4/15/22	1,690,000	1,753,680
Walmart Inc., Senior Notes	1.900%	12/15/20	3,580,000	3,592,445
Walmart Inc., Senior Notes	3.400%	6/26/23	120,000	129,745

Total Food & Staples Retailing				5,475,870

See Notes to Schedule of Investments.

2	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 0.1%
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	$210,000	$216,798	(b)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	120,000	124,610
Mondelez International Inc., Senior Notes	1.500%	5/4/25	490,000	504,093

Total Food Products				845,501

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	90,000	97,575
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	60,000	67,442
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	710,000	731,444	(b)

Total Household Products				896,461

Tobacco - 1.8%
Altria Group Inc., Senior Notes	3.490%	2/14/22	880,000	915,370
Altria Group Inc., Senior Notes	3.800%	2/14/24	2,020,000	2,209,979
Altria Group Inc., Senior Notes	2.350%	5/6/25	2,090,000	2,211,637
BAT Capital Corp., Senior Notes	2.764%	8/15/22	2,400,000	2,488,579
Cargill Inc., Senior Notes	1.375%	7/23/23	320,000	327,460	(b)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,400,000	3,454,387
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	500,000	537,166
Reynolds American Inc., Senior Notes	4.850%	9/15/23	2,320,000	2,586,217

Total Tobacco				14,730,795

TOTAL CONSUMER STAPLES				25,272,493

ENERGY - 6.7%
Energy Equipment & Services - 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., Senior Notes	2.773%	12/15/22	1,250,000	1,307,980
Duke Energy Carolinas LLC	3.350%	5/15/22	2,580,000	2,706,755
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	939,176
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	830,000	852,292	(b)

Total Energy Equipment & Services				5,806,203

Oil, Gas & Consumable Fuels - 6.0%
Apache Corp., Senior Notes	3.625%	2/1/21	930,000	927,675
BP Capital Markets America Inc., Senior Notes	2.520%	9/19/22	1,350,000	1,397,325
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	1,500,000	1,613,416
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,070,000	1,107,642
BP Capital Markets PLC, Senior Notes	3.062%	3/17/22	120,000	124,738

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	3

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chevron Corp., Senior Notes	2.100%	5/16/21	$1,780,000	$1,798,209
Chevron Corp., Senior Notes	1.554%	5/11/25	2,800,000	2,904,679
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,040,000	1,117,499
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	1,860,000	2,181,673
Continental Resources Inc., Senior Notes	5.000%	9/15/22	857,000	851,498
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,070,000	989,750
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	1,250,000	1,267,334
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	140,000	145,401
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	150,000	159,064
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	350,000	372,838
Enterprise Products Operating LLC, Senior Notes	2.800%	2/15/21	1,250,000	1,261,297
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	4,170,000	4,420,784
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	400,000	445,279
EOG Resources Inc., Senior Notes	2.625%	3/15/23	2,000,000	2,085,526
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,920,000	1,976,577
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	3,320,000	3,643,515
KazMunayGas National Company JSC, Senior Notes	3.875%	4/19/22	1,700,000	1,762,987	(b)
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,500,000	2,770,109
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	2,820,000	3,143,544	(b)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	320,000	353,520
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,897,875	(b)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	1,070,000	1,153,640	(b)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	2,014,382
Shell International Finance BV, Senior Notes	1.750%	9/12/21	330,000	334,721
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,210,000	1,219,438
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	290,000	276,686
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.116%	1/13/23	90,000	83,728	(c)

See Notes to Schedule of Investments.

4	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	3.600%	3/15/22	$800,000	$827,374
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	2,500,000	2,738,957

Total Oil, Gas & Consumable Fuels				49,368,680

TOTAL ENERGY				55,174,883

FINANCIALS - 21.4%
Banks - 16.2%
ABN AMRO Bank NV, Senior Notes	3.400%	8/27/21	1,930,000	1,983,239	(b)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	1,700,000	1,709,291	(b)
Banco Santander SA, Senior Notes	3.125%	2/23/23	800,000	838,295
Banco Santander SA, Senior Notes	3.848%	4/12/23	600,000	641,033
Bank of America Corp., Senior Notes	2.625%	10/19/20	8,070,000	8,078,870
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	1,750,000	1,766,004	(c)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	1,820,000	1,974,676	(c)
Bank of Montreal, Senior Notes	3.100%	4/13/21	4,720,000	4,791,090
Bank of Montreal, Senior Notes	1.850%	5/1/25	630,000	658,740
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	340,000	346,939
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	1,000,000	1,017,644
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	200,000	210,451	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000	1,100,399
Barclays PLC, Senior Notes (4.610% to 2/15/22 then 3 mo. USD LIBOR + 1.400%)	4.610%	2/15/23	2,600,000	2,721,777	(c)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	3,490,000	3,701,893	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	200,000	217,195	(b)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	430,000	444,102	(b)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,700,000	1,883,816	(b)(c)
BPCE SA, Senior Notes	3.000%	5/22/22	500,000	517,474	(b)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	1,340,000	1,352,592
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,360,000	1,427,367	(c)(d)
Citigroup Inc., Senior Notes	2.700%	3/30/21	900,000	910,728
Citigroup Inc., Senior Notes	2.900%	12/8/21	2,340,000	2,404,415
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	2,370,000	2,430,054	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	5

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	$2,160,000	$2,342,804	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,000,000	3,388,551
Cooperatieve Rabobank UA, Senior Notes	3.125%	4/26/21	3,900,000	3,963,324
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,000,000	1,111,884
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,030,000	2,052,588
Danske Bank A/S, Senior Notes	5.000%	1/12/22	1,370,000	1,439,791	(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	460,000	518,119	(b)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	610,000	615,967	(b)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	500,000	545,952
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	1.605%	4/23/21	3,610,000	3,630,994	(c)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	1,600,000	1,730,160	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	3,740,000	3,848,209	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	6,680,000	6,996,460	(c)
JPMorgan Chase & Co., Senior Notes (3.220% to 3/1/24 then 3 mo. USD LIBOR + 1.155%)	3.220%	3/1/25	2,000,000	2,150,068	(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	2,410,000	2,461,423
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	1,500,000	1,624,824
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	2,240,000	2,440,974	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	4,840,000	5,024,166
Natwest Group PLC, Senior Notes (3.498% to 5/15/22 then 3 mo. USD LIBOR + 1.480%)	3.498%	5/15/23	1,970,000	2,041,139	(c)
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	460,000	499,925	(c)
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.990%)	1.241%	5/27/21	2,600,000	2,616,076	(b)(c)
Nordea Bank ABP, Senior Notes	1.000%	6/9/23	620,000	628,886	(b)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	1,940,000	2,116,188
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	2,350,000	2,390,076
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	1,540,000	1,581,394
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	1,500,000	1,522,687

See Notes to Schedule of Investments.

6	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	$720,000	$744,163
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	1.071%	10/16/23	2,800,000	2,824,279	(c)
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,550,000
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	400,000	408,082
Toronto-Dominion Bank, Senior Notes	2.125%	4/7/21	500,000	504,995
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	420,000	428,730
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	2,500,000	2,517,928
UniCredit SpA, Senior Notes	6.572%	1/14/22	3,160,000	3,354,493	(b)
US Bancorp, Senior Notes	2.350%	1/29/21	130,000	130,670
US Bancorp, Senior Notes	3.375%	2/5/24	3,880,000	4,224,217
US Bancorp, Senior Notes	1.450%	5/12/25	1,240,000	1,285,952
US Bank NA, Senior Notes	3.150%	4/26/21	310,000	314,368
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	11/2/20	2,450,000	2,452,401	(c)(d)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	5,410,000	5,883,474
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	3,610,000	3,771,088	(c)

Total Banks				133,805,553

Capital Markets - 2.6%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	190,000	197,792
Credit Suisse AG, Senior Notes	3.625%	9/9/24	770,000	852,665
Credit Suisse AG, Senior Notes	2.950%	4/9/25	870,000	950,843
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,000,000	1,016,858
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	800,000	848,716
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	6,230,000	6,769,456
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	1,550,000	1,713,158
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/2/20	3,190,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	3.750%	2/25/23	1,920,000	2,061,480
Morgan Stanley, Senior Notes	3.700%	10/23/24	3,000,000	3,331,536
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,580,000	1,657,236	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	7

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS AG, Senior Notes	1.750%	4/21/22	$600,000	$611,113	(b)
UBS Group AG, Senior Notes	4.125%	9/24/25	800,000	912,720	(b)

Total Capital Markets				20,923,573

Consumer Finance - 0.9%
American Express Co., Senior Notes	3.000%	2/22/21	3,090,000	3,115,934
American Express Co., Senior Notes	3.375%	5/17/21	3,160,000	3,211,806
American Express Co., Senior Notes	2.500%	7/30/24	1,000,000	1,065,857

Total Consumer Finance				7,393,597

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	400,000	412,431
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	910,000	943,370
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,081,234
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	2,530,000	2,576,303	(b)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	1,600,000	1,620,827	(b)
USAA Capital Corp., Senior Notes	2.625%	6/1/21	1,550,000	1,573,050	(b)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	150,000	153,923	(b)

Total Diversified Financial Services				8,361,138

Insurance - 0.7%
American International Group Inc., Senior Notes	3.300%	3/1/21	500,000	504,837
American International Group Inc., Senior Notes	2.500%	6/30/25	190,000	203,219
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	1,000,000	1,010,982	(b)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	690,000	697,891	(b)
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,574,739	(b)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	1,740,000	1,758,450	(b)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	120,000	122,371	(b)

Total Insurance				5,872,489

TOTAL FINANCIALS				176,356,350

See Notes to Schedule of Investments.

8	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 5.2%
Biotechnology - 1.2%
AbbVie Inc., Senior Notes	2.300%	11/21/22	$4,430,000	$4,585,759	(b)
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,500,000	2,651,316	(b)
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	1,310,000	1,312,946
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,500,000	1,648,653

Total Biotechnology				10,198,674

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	725,000	750,849
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.280%	6/6/22	1,100,000	1,107,853	(c)

Total Health Care Equipment & Supplies				1,858,702

Health Care Providers & Services - 2.6%
Aetna Inc., Senior Notes	2.750%	11/15/22	2,400,000	2,495,491
Anthem Inc., Senior Notes	2.500%	11/21/20	500,000	501,502
Cigna Corp., Senior Notes	3.400%	9/17/21	1,710,000	1,760,313
Cigna Corp., Senior Notes	3.750%	7/15/23	1,590,000	1,724,380
Cigna Corp., Senior Notes	4.125%	11/15/25	2,000,000	2,296,415
CVS Health Corp., Senior Notes	3.350%	3/9/21	3,059,000	3,099,217
CVS Health Corp., Senior Notes	3.700%	3/9/23	3,210,000	3,440,973
CVS Health Corp., Senior Notes	4.100%	3/25/25	771,000	871,816
Humana Inc., Senior Notes	2.500%	12/15/20	1,260,000	1,265,331
Humana Inc., Senior Notes	4.500%	4/1/25	810,000	930,909
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	50,000	52,044
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	110,000	119,064
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	1,000,000	1,065,761
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	900,000	1,028,375
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	760,000	781,246

Total Health Care Providers & Services				21,432,837

Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	1,020,000	1,105,694
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	2,080,000	2,374,084
Elanco Animal Health Inc., Senior Notes	4.912%	8/27/21	1,710,000	1,759,163
Eli Lilly and Co., Senior Notes	2.350%	5/15/22	690,000	711,838
GlaxoSmithKline Capital PLC, Senior Notes	3.125%	5/14/21	1,330,000	1,352,909
Pfizer Inc., Senior Notes	3.000%	9/15/21	1,630,000	1,673,101

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	9

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	$130,000	$129,971
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	340,000	337,408

Total Pharmaceuticals				9,444,168

TOTAL HEALTH CARE				42,934,381

INDUSTRIALS - 3.8%
Aerospace & Defense - 2.0%
Boeing Co., Senior Notes	1.650%	10/30/20	500,000	500,311
Boeing Co., Senior Notes	4.875%	5/1/25	3,740,000	4,075,371
General Dynamics Corp., Senior Notes	3.000%	5/11/21	2,200,000	2,237,025
General Dynamics Corp., Senior Notes	3.250%	4/1/25	2,570,000	2,847,143
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	1,510,000	1,635,833
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	554,000	570,195
Northrop Grumman Corp., Senior Notes	2.080%	10/15/20	3,590,000	3,592,399
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	1,000,000	1,041,939

Total Aerospace & Defense				16,500,216

Airlines - 0.0%††
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	86,073	84,351

Building Products - 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	600,000	617,687	(b)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	950,000	992,027	(b)

Total Building Products				1,609,714

Commercial Services & Supplies - 0.1%
Republic Services Inc., Senior Notes	2.500%	8/15/24	1,000,000	1,064,991

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	3.250%	2/14/24	2,000,000	2,179,569
General Electric Co., Senior Notes	3.150%	9/7/22	1,750,000	1,828,382

Total Industrial Conglomerates				4,007,951

Machinery - 0.3%
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,515,374
John Deere Capital Corp., Senior Notes	2.875%	3/12/21	300,000	303,333

Total Machinery				2,818,707

Road & Rail - 0.7%
Union Pacific Corp., Senior Notes	3.200%	6/8/21	3,623,000	3,694,929
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,670,000	1,767,924

Total Road & Rail				5,462,853

TOTAL INDUSTRIALS				31,548,783

See Notes to Schedule of Investments.

10	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 3.5%
IT Services - 1.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	$1,750,000	$1,897,218
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	1,890,000	1,931,784
Visa Inc., Senior Notes	2.200%	12/14/20	5,500,000	5,512,247
Visa Inc., Senior Notes	3.150%	12/14/25	1,000,000	1,120,140

Total IT Services				10,461,389

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	2.650%	1/15/23	1,480,000	1,538,413
Broadcom Inc., Senior Notes	2.250%	11/15/23	500,000	520,216
Broadcom Inc., Senior Notes	4.700%	4/15/25	780,000	887,226
Broadcom Inc., Senior Notes	3.150%	11/15/25	500,000	542,198
Intel Corp., Senior Notes	3.700%	7/29/25	2,500,000	2,842,005
Micron Technology Inc., Senior Notes	2.497%	4/24/23	310,000	322,192
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	100,000	106,071	(b)
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	1,000,000	1,035,923

Total Semiconductors & Semiconductor Equipment				7,794,244

Software - 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	2,270,000	2,295,038
Microsoft Corp., Senior Notes	2.400%	2/6/22	3,310,000	3,403,503

Total Software				5,698,541

Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc., Senior Notes	1.550%	8/4/21	1,800,000	1,817,711
Apple Inc., Senior Notes	1.125%	5/11/25	3,400,000	3,484,775

Total Technology Hardware, Storage & Peripherals				5,302,486

TOTAL INFORMATION TECHNOLOGY				29,256,660

MATERIALS - 1.2%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	2,230,000	2,259,672	(b)

Metals & Mining - 0.7%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	1,810,000	1,838,429	(b)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,210,000	1,285,220	(b)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	420,000	435,051	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,411,000	1,838,582

Total Metals & Mining				5,397,282

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	11

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	$1,720,000	$1,971,550	(b)

TOTAL MATERIALS				9,628,504

UTILITIES - 0.8%
Electric Utilities - 0.8%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	2,386,000	2,447,230
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,000,000	1,061,816
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	1,490,000	1,492,156
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	1,640,000	1,723,435	(a)

TOTAL UTILITIES				6,724,637

TOTAL CORPORATE BONDS & NOTES (Cost - $433,805,439)				440,450,520
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 12.1%
Alternative Loan Trust, 2004-33 2A1	3.651%	12/25/34	6,567	6,610	(c)
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.310%)	0.458%	11/25/35	199,608	190,421	(c)
Banc of America Funding Trust, 2005-E 4A1	3.766%	3/20/35	6,347	6,470	(c)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	0.313%	9/29/36	400,101	398,031	(b)(c)
Banc of America Mortgage Trust, 2002-J B1	3.588%	9/25/32	96,661	94,001	(c)
Banc of America Mortgage Trust, 2003-C B1	4.093%	4/25/33	218,971	57,682	(c)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	0.468%	1/25/47	261,695	227,572	(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	2,080,000	2,348,953	(c)
CFK Trust, 2020-MF2 F	3.573%	3/15/39	2,750,000	2,439,319	(b)(c)
Chase Mortgage Finance Trust, 2007-A1 2A3	3.169%	2/25/37	28,760	28,316	(c)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.448%	8/25/35	2,474	2,465	(b)(c)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.290%)	0.438%	10/25/35	46,245	45,016	(b)(c)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	0.348%	1/25/36	5,309	4,903	(b)(c)
Citigroup Commercial Mortgage Trust, 2013- 375P A	3.251%	5/10/35	710,000	741,010	(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	2,020,000	2,296,497
Citigroup Commercial Mortgage Trust, 2019- SST2 A (1 mo. USD LIBOR + 0.920%)	1.072%	12/15/36	3,530,000	3,475,754	(b)(c)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	3.735%	3/25/37	168,135	146,620	(c)
Commercial Mortgage Trust, 2010-C1 C	5.915%	7/10/46	860,000	859,427	(b)(c)

See Notes to Schedule of Investments.

12	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Countrywide Home Loans Reperforming
REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	0.568%	7/25/36	$312,277	$282,750	(b)(c)
CSMC Trust, 2014-11R 15A2	3.463%	1/27/36	2,045,939	1,963,824	(b)(c)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	3,750,000	3,687,592	(b)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.500%)	0.656%	2/19/45	78,750	77,138	(c)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	0.849%	12/29/45	37,402	37,410	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	207,641	233,273
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3877 FA (1 mo. USD LIBOR + 0.350%)	0.502%	11/15/40	238,750	239,022	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	1,530,000	1,501,774	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.598%	10/25/29	2,360,000	2,439,785	(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.048%	11/25/24	697,447	726,176	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.148%	10/25/29	2,856,578	2,854,191	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.248%	10/25/39	1,592,506	1,588,800	(b)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	1,178,659	1,308,587
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	436,483	468,486
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	1,042,109	1,060,326	(b)(c)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	107,522	135,749	(c)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	554,889	528,117
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	0.697%	12/19/59	220,924	221,014	(b)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	13

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	0.850%	2/20/60	$108,297	$108,957	(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.720%	3/20/60	897,698	900,662	(c)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	1.170%	5/20/60	1,096,348	1,113,623	(c)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	0.485%	10/20/60	2,170,164	2,166,331	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.505%	8/20/58	1,939,976	1,937,771	(c)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.605%	11/20/60	2,654,916	2,658,141	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.655%	1/20/61	221,923	222,469	(c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.655%	12/20/60	289,082	289,840	(c)
Government National Mortgage Association (GNMA), 2011-H6 FA (1 mo. USD LIBOR + 0.450%)	0.605%	2/20/61	443,766	444,305	(c)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.655%	2/20/61	526,486	527,352	(c)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	0.625%	8/20/61	1,215,871	1,217,761	(c)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	0.655%	7/20/62	7,574,262	7,594,184	(c)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	0.685%	10/20/62	272,398	273,203	(c)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	0.675%	10/20/62	365,742	366,678	(c)

See Notes to Schedule of Investments.

14	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	0.495%	12/20/62	$4,268,627	$4,263,215	(c)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	0.555%	3/20/63	1,370,275	1,369,831	(c)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	0.625%	6/20/63	456,501	457,117	(c)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	0.625%	6/20/63	190,009	190,278	(c)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	0.625%	5/20/63	169,869	170,123	(c)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	287,175	303,549
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.648%	5/25/37	157,909	154,400	(b)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.418%	11/25/36	1,716,223	1,030,214	(c)
IndyMac INDX Mortgage Loan Trust, 2004- AR14 2A1A (1 mo. USD LIBOR + 0.720%)	0.868%	1/25/35	135,563	114,079	(c)
JP Morgan Resecuritization Trust Series, 2009-10 7A2	6.054%	2/26/37	3,667,974	2,140,465	(b)(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	1,943,000	2,210,613
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,140,824	3,237,927	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.652%	1/16/37	2,980,000	2,678,018	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.152%	1/16/37	2,980,000	2,526,660	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,930,000	2,619,077	(b)(c)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.220%)	0.368%	12/25/36	46,493	42,685	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	23,507	20,629	(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	15

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.418%	2/25/34	$24,445	$24,451	(c)
Merrill Lynch Mortgage Investors Trust MLMI Series, 2003-A2 2M1	2.654%	3/25/33	160,852	128,139	(c)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A2	3.418%	2/25/34	1,038,926	1,039,151	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	570,000	618,770
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	1.002%	11/15/34	666,003	635,103	(b)(c)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	1.030%	12/15/51	53,964,503	3,070,359	(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.552%	5/15/36	1,450,000	1,392,290	(b)(c)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	2,100,000	2,166,001	(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	628,406	691,583	(b)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	10,236	6,748
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	0.698%	5/25/37	1,663,789	1,207,036	(c)
Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	1,970,000	1,940,833	(b)(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	1.308%	6/20/33	282,165	271,834	(c)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	0.661%	1/21/70	291,200	291,521	(b)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	2.908%	3/25/34	215,677	207,679	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	3.284%	6/25/35	62,195	60,990	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	2.857%	3/25/35	207,649	190,077	(c)
Structured Asset Securities Corp., 2005-RF3 2A	3.896%	6/25/35	347,215	323,070	(b)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificate Series, 2002-3 B2	6.500%	3/25/32	570,013	616,274	(c)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	2.159%	11/11/34	1,717,370	1,544,982	(b)(c)
Thornburg Mortgage Securities Trust, 2004-2 A4 (1 mo. USD LIBOR + 0.680%)	0.828%	6/25/44	1,261,396	1,224,004	(c)

See Notes to Schedule of Investments.

16	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	$2,880,000	$3,261,283
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	1,757,000	1,815,258	(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.007%	8/20/35	13,196	13,137	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.410%)	0.558%	12/25/45	76,983	75,553	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR4 A5	3.545%	4/25/35	42,070	41,624	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	3.748%	6/25/33	52,353	51,847	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%, min. coupon of 1.500%)	2.182%	10/25/46	1,316,431	1,240,676	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $100,524,832)				100,223,511

ASSET-BACKED SECURITIES - 12.1%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	1.273%	5/25/32	79,928	79,412	(c)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	0.828%	4/25/33	1,236,886	1,154,243	(c)
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	0.973%	8/25/33	69,999	69,615	(c)
ACIS CLO Ltd., 2014-3A A1A (3 mo. USD LIBOR + 1.510%)	1.761%	2/1/26	119,071	119,082	(b)(c)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	1.671%	5/1/26	33,020	33,003	(b)(c)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	1.841%	5/1/27	626,800	626,560	(b)(c)
AGL CLO 6 Ltd., 2020-6A A1 (3 mo. USD LIBOR + 1.950%)	2.201%	7/20/31	1,450,000	1,457,250	(b)(c)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	1.351%	10/21/28	1,650,000	1,645,218	(b)(c)
Ares XLIII CLO Ltd., 2017-43A A (3 mo. USD LIBOR + 1.220%)	1.495%	10/15/29	1,125,000	1,123,966	(b)(c)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2004-HE8 M2 (1 mo. USD LIBOR + 1.725%)	1.873%	12/25/34	820,620	813,394	(c)
Avery Point VI CLO Ltd., 2015-6A AR (3 mo. USD LIBOR + 1.050%)	1.299%	8/5/27	624,855	624,543	(b)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	17

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	1.415%	1/15/28	$500,000	$497,878	(b)(c)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	3,570,000	3,689,733	(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,030,000	2,054,777	(b)
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%)	2.003%	11/20/30	500,000	500,850	(b)(c)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.303%	11/20/28	1,000,000	996,092	(b)(c)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	1.596%	4/13/27	1,188,244	1,188,271	(b)(c)
BlueMountain CLO XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	1.355%	7/15/31	700,000	692,308	(b)(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.548%	7/25/36	1,630,000	1,486,516	(b)(c)
California Street CLO XII, Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.030%)	1.305%	10/15/25	1,058,691	1,056,622	(b)(c)
Canyon CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.920%)	2.319%	7/15/28	1,000,000	1,005,000	(b)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	1.243%	4/17/31	1,445,605	1,429,900	(b)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.295%	7/27/31	376,896	371,821	(b)(c)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.247%	7/28/28	1,000,000	993,647	(b)(c)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	1.492%	7/20/31	750,000	745,575	(b)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	1.522%	7/20/30	750,000	749,998	(b)(c)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	1.362%	10/20/28	1,030,000	1,024,713	(b)(c)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.084%	10/15/31	320,000	320,834	(b)(c)(k)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	7,385	6,774	(c)
Countrywide Asset-Backed Certificates Trust, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	1.078%	12/25/35	1,029,431	1,029,835	(c)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	1.525%	7/15/26	261,945	261,926	(b)(c)

See Notes to Schedule of Investments.

18	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
CWABS Revolving Home Equity Loan Trust Series, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	0.372%	2/15/29	$1,909,759	$1,761,939	(c)
Denali Capital CLO X LLC, 2013-1A A1LR (3 mo. USD LIBOR + 1.050%)	1.295%	10/26/27	1,449,976	1,443,784	(b)(c)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	1.475%	7/15/30	250,000	248,845	(b)(c)
Galaxy XXVI CLO Ltd., 2018-26A A (3 mo. USD LIBOR + 1.200%)	1.456%	11/22/31	450,000	447,048	(b)(c)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	1.380%	10/29/29	725,000	724,038	(b)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.285%	4/15/31	500,000	494,389	(b)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.532%	1/20/30	2,850,000	2,848,259	(b)(c)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.325%	7/25/27	438,375	436,774	(b)(c)
Jackson Mill CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.830%)	1.105%	4/15/27	1,434,500	1,423,520	(b)(c)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	1.523%	7/17/29	1,500,000	1,496,299	(b)(c)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	1.275%	4/15/31	1,000,000	982,654	(b)(c)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.351%	7/16/31	420,000	417,212	(b)(c)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.515%	7/15/27	250,000	250,000	(b)(c)
Legacy Mortgage Asset Trust, 2019-GS5 A1	3.200%	5/25/59	807,269	816,148	(b)
Magnetite XIV-R Ltd., 2015-14RA A2	3.939%	10/18/31	1,590,000	1,582,351	(b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	0.408%	6/25/46	136,793	130,860	(b)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.872%	10/20/30	250,000	247,107	(b)(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.448%	3/25/66	5,140,000	5,193,676	(b)(c)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	0.506%	12/7/20	651,676	652,580	(c)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	0.798%	11/25/52	831,690	809,950	(b)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	19

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Neuberger Berman Loan Advisers CLO 24 Ltd., 2017-24A AR (3 mo. USD LIBOR + 1.020%)	1.292%	4/19/30	$500,000	$495,027	(b)(c)
Neuberger Berman Loan Advisers CLO 29 Ltd., 2018-29A A1 (3 mo. USD LIBOR + 1.130%)	1.402%	10/19/31	250,000	248,229	(b)(c)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	2,750,000	2,746,956	(b)(c)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	1.325%	4/26/31	2,100,000	2,086,974	(b)(c)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.605%	10/15/32	1,600,000	1,602,827	(b)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.296%	5/23/31	510,000	505,813	(b)(c)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.620%	11/15/32	550,000	550,245	(b)(c)
Option One Mortgage Loan Trust, 2007- FXD1 1A1	5.866%	1/25/37	1,232,887	1,219,785
Option One Mortgage Loan Trust, 2007- FXD1 2A1	5.866%	1/25/37	1,150,105	1,139,028
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.318%	4/30/27	2,275,832	2,265,805	(b)(c)
Parallel Ltd., 2020-1A A1 (3 mo. USD LIBOR + 1.825%)	1.983%	7/20/31	1,750,000	1,750,904	(b)(c)
Recette CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.920%)	1.192%	10/20/27	223,133	222,954	(b)(c)
Regatta VI Funding Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.080%)	1.352%	7/20/28	1,900,000	1,892,235	(b)(c)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	1.123%	12/25/33	25,349	24,884	(c)
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	1.325%	7/15/28	994,787	990,246	(b)(c)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	0.560%	12/15/38	3,733,148	3,575,337	(c)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	0.540%	6/15/39	2,526,877	2,405,904	(c)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	1.000%	3/15/33	114,793	107,384	(b)(c)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.395%	3/25/44	6,074,401	5,764,063	(c)

See Notes to Schedule of Investments.

20	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	$2,597,998	$2,648,955	(b)
Structured Asset Securities Corp., 2004-SC1 A	8.101%	12/25/29	16,881	16,923	(b)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	0.718%	10/25/36	1,591,969	1,558,462	(b)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.939%	5/25/31	1,415,393	1,369,259	(b)(c)
Sudbury Mill CLO Ltd., 2013-1A A1R (3 mo. USD LIBOR + 1.150%)	1.423%	1/17/26	1,295,287	1,295,048	(b)(c)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.916%	10/13/29	750,000	739,399	(b)(c)
Tralee CLO III Ltd., 2014-3A AR (3 mo. USD LIBOR + 1.030%)	1.302%	10/20/27	2,295,906	2,285,380	(b)(c)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.972%	10/20/28	1,730,000	1,717,182	(b)(c)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.545%	10/25/32	1,130,000	1,129,635	(b)(c)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.165%	4/15/29	725,000	719,359	(b)(c)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	1.382%	7/20/30	1,500,000	1,480,683	(b)(c)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	1.985%	6/7/30	450,000	446,913	(b)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.425%	10/15/31	750,000	743,743	(b)(c)
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.370%)	0.518%	5/25/36	2,900,000	2,428,749	(c)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	1.674%	7/24/32	750,000	750,979	(b)(c)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.765%	7/15/32	600,000	585,800	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $99,530,001)				99,767,858

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.8%
U.S. Government Agencies - 1.3%
Federal Farm Credit Banks, Bonds	2.070%	1/4/21	2,940,000	2,954,774
Federal Farm Credit Banks, Bonds (3 mo. USD LIBOR + 0.010%)	0.237%	9/20/21	4,400,000	4,405,159	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	21

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	2/16/21	$1,240,000	$1,250,479
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	2,190,000	2,184,159

Total U.S. Government Agencies				10,794,571

U.S. Government Obligations - 8.5%
U.S. Treasury Notes	2.500%	1/31/21	13,410,000	13,516,263
U.S. Treasury Notes	2.375%	3/15/21	6,150,000	6,213,705
U.S. Treasury Notes	0.125%	8/31/22	30,770,000	30,771,202
U.S. Treasury Notes	0.250%	6/30/25	50,000	49,986
U.S. Treasury Notes	0.250%	7/31/25	18,205,000	18,193,622
U.S. Treasury Notes	0.375%	7/31/27	255,000	253,765
U.S. Treasury Notes	0.625%	8/15/30	805,000	801,038

Total U.S. Government Obligations				69,799,581

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $80,347,305)				80,594,152

MORTGAGE-BACKED SECURITIES - 5.2%
FHLMC - 0.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-12/1/48	700,233	745,739
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/48-3/1/50	705,945	773,251
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/49	274,531	298,301
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49-7/1/50	451,846	482,201
Federal Home Loan Mortgage Corp. (FHLMC) Gold	8.000%	2/1/31	49,347	50,942
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	99,695	116,486
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	435,389	458,763
Federal Home Loan Mortgage Corp. (FHLMC) Gold (12 mo. USD LIBOR + 1.495%)	2.618%	6/1/43	463,664	478,708	(c)

Total FHLMC				3,404,391

FNMA - 3.3%
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	1	1
Federal National Mortgage Association (FNMA)	6.500%	4/1/24	299	335

See Notes to Schedule of Investments.

22	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	$201,653	$220,820
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	38	42
Federal National Mortgage Association (FNMA)	2.000%	10/1/35-10/1/50	4,600,000	4,763,266	(l)
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-3/1/50	2,368,656	2,538,324
Federal National Mortgage Association (FNMA)	3.500%	3/1/43-4/1/50	4,948,645	5,248,526
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-6/1/57	7,591,639	8,228,220
Federal National Mortgage Association (FNMA)	4.500%	5/1/48-3/1/50	2,434,857	2,696,213
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-9/1/49	2,271,800	2,521,044
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	2.559%	9/1/37	916,513	954,440	(c)

Total FNMA				27,171,231

GNMA - 1.5%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	12,487	13,905
Government National Mortgage Association (GNMA)	6.500%	8/15/34	274,082	319,934
Government National Mortgage Association (GNMA)	7.000%	3/15/36	70,560	84,348
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	777,031	812,249
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	763,270	806,710
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	902,813	948,083
Government National Mortgage Association (GNMA) II	3.000%	9/20/47- 2/20/48	231,770	243,365
Government National Mortgage Association (GNMA) II	4.000%	11/20/47-4/20/48	137,308	147,294
Government National Mortgage Association (GNMA) II	4.500%	5/20/48-1/20/49	2,556,298	2,759,221
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	1,038,921	1,130,080

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	23

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	2.000%	10/1/50	$1,400,000	$1,454,578	(l)
Government National Mortgage Association (GNMA) II	2.500%	10/1/50	1,500,000	1,575,410	(l)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.120%)	1.298%	7/20/60	65,556	67,191	(c)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.051%)	2.236%	8/20/60	869,973	923,153	(c)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.225%)	1.394%	7/20/60	153,889	156,475	(c)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	1.610%	1/20/60	813,844	830,384	(c)

Total GNMA				12,272,380

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $41,804,835)				42,848,002

SOVEREIGN BONDS - 1.4%
Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,140,000	1,285,350	(b)

Qatar - 0.4%
Qatar Government International Bond, Senior Notes	2.375%	6/2/21	1,770,000	1,790,771	(b)
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,710,000	1,838,942	(a)

Total Qatar				3,629,713

Saudi Arabia - 0.3%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	2,210,000	2,647,430	(b)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	1,790,000	1,854,863	(b)
Abu Dhabi Government International Bond, Senior Notes	0.750%	9/2/23	530,000	530,013	(b)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	1,830,000	1,914,198	(b)

Total United Arab Emirates				4,299,074

TOTAL SOVEREIGN BONDS (Cost - $10,972,898)				11,861,567

See Notes to Schedule of Investments.

24	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONVERTIBLE BONDS & NOTES - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Dermira Inc., Senior
Notes (Cost - $406,604)	3.000%	5/15/22	$400,000	$405,500

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $767,391,914)				776,151,110

SHORT-TERM INVESTMENTS - 9.2%
U.S. TREASURY BILLS - 0.9%
U.S. Treasury Bills (Cost - $6,929,515)	0.064%	10/15/20	6,930,000	6,929,818	(m)

U.S. GOVERNMENT AGENCIES - 0.2%
Federal Home Loan Bank (FHLB), Discount Notes	0.048%	10/21/20	1,010,000	1,009,972	(m)
Federal Home Loan Bank (FHLB), Discount Notes	0.049%	10/28/20	540,000	539,980	(m)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $1,549,869)				1,549,952

			SHARES
MONEY MARKET FUNDS - 8.1%
Western Asset Premier Institutional
Government Reserves, Premium Shares (Cost - $67,096,880)	0.020%		67,096,880	67,096,880	(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $75,576,264)				75,576,650

TOTAL INVESTMENTS - 103.2% (Cost - $842,968,178)				851,727,760
Liabilities in Excess of Other Assets - (3.2)%				(26,102,207)

TOTAL NET ASSETS - 100.0%				$825,625,553

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	25

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on this security is currently in default as of September 30, 2020.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of September 30, 2020.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2020, the Fund held TBA securities with a total cost of $7,774,464.

(m)	Rate shown represents yield-to-maturity.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2020, the total market value of investments in Affiliated Companies was $67,096,880 and the cost was $67,096,880 (Note 2).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
UST	— United States Treasury

See Notes to Schedule of Investments.

26	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	147	12/20	$36,015,235	$36,659,962	$644,727
U.S. Treasury 2-Year Notes	576	12/20	127,230,958	127,273,500	42,542
U.S. Treasury 5-Year Notes	210	12/20	26,453,856	26,466,563	12,707

					699,976

Contracts to Sell:
90-Day Eurodollar	662	3/21	164,981,397	165,177,275	(195,878)
U.S. Treasury 10-Year Notes	351	12/20	48,922,138	48,975,468	(53,330)
U.S. Treasury Long-Term Bonds	46	12/20	8,173,832	8,108,938	64,894

					(184,314)

Net unrealized appreciation on open futures contracts					$515,662

At September 30, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
	$67,579,000	8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	$6,123	$250,598
	25,977,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(87,198)	113,849

Total	$93,556,000				$(81,075)	$364,447

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index	$6,380,000	6/20/25	1.000% quarterly	$43,990	$(11,607)	$55,597

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	27

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

28	Western Asset Short-Term Bond Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

29

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

30

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$176,356,350	$0	*	$176,356,350
Other Corporate Bonds & Notes	—	264,094,170	—		264,094,170
Collateralized Mortgage Obligations	—	100,223,511	—		100,223,511
Asset-Backed Securities	—	99,767,858	—		99,767,858
U.S. Government & Agency Obligations	—	80,594,152	—		80,594,152
Mortgage-Backed Securities	—	42,848,002	—		42,848,002
Sovereign Bonds	—	11,861,567	—		11,861,567
Convertible Bonds & Notes	—	405,500	—		405,500

Total Long-Term Investments	—	776,151,110	0	*	776,151,110

Short-Term Investments†:
U.S. Treasury Bills	—	6,929,818	—		6,929,818
U.S. Government Agencies	—	1,549,952	—		1,549,952
Money Market Funds	$67,096,880	—	—		67,096,880

Total Short-Term Investments	67,096,880	8,479,770	—		75,576,650

Total Investments	$67,096,880	$784,630,880	$0	*	$851,727,760

Other Financial Instruments:
Futures Contracts	$764,870	—	—		$764,870
Centrally Cleared Interest Rate Swaps	—	$364,447	—		364,447
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	55,597	—		55,597

Total Other Financial Instruments	$764,870	$420,044	—		$1,184,914

Total	$67,861,750	$785,050,924	—		$852,912,674

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$249,208	—	—		$249,208

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

31

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,718,054	$324,106,338	324,106,338	$281,727,512	281,727,512	—	$137,562	—	$67,096,880

32